DESCRIPTION OF BUSINESS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
DESCRIPTION OF BUSINESS
Net loss	$ (2,745,038)	$ (225,543)	$ (4,839,883)	$ (6,334,854)	$ (9,790,106)	$ (4,250,280)
Accumulated deficit	$ (67,031,084)		$ (67,031,084)		$ (62,191,201)	$ (52,401,095)